Restricted Stock Units ("RSUs") Awards - Summary of Awards (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number Of Share Options Outstanding [Abstract]
Outstanding beginning balance (in shares)			5,938,058
Vested during the year (in shares)	(2,459,128)	(5,468,938)	(826,625)
Restricted Stock Units (RSUs)
Number Of Share Options Outstanding [Abstract]
Outstanding beginning balance (in shares)	3,108,662	5,146,683
Granted during the year (in shares)	3,345,312	1,870,884	2,812,238
Vested during the year (in shares)	(2,459,129)	(3,456,917)	(2,838,248)
Terminated during the year (in shares)	(137,120)	(451,988)	(765,365)
Outstanding ending balance (in shares)	3,857,725	3,108,662	5,146,683
Weighted Average Exercise Price Of Share Options [Abstract]
Outstanding beginning balance (in dollars per share) | $ / shares	$ 3.33	$ 4.60	$ 5.97
Granted during the year (in dollars per share) | $ / shares	6.96	3.42	3.32
Vested during the year (in dollars per share) | $ / shares	4.60	5.03	5.84
Terminated during the year (in dollars per share) | $ / shares	4.66	5.19	5.97
Outstanding ending balance (in dollars per share) | $ / shares	$ 5.62	$ 3.33	$ 4.60